BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock 60/40 Target Allocation ETF V.I. Fund

(the “Fund”)

Supplement dated January 22, 2021 to the Prospectus of the Fund, dated May 1, 2020,

as supplemented to date

Effective immediately, the Fund’s Prospectus is amended as follows:

The section entitled “Details About the Fund — Information about the ETFs — ETFs” is amended to add the following underlying ETFs to the table:

Fund Name	Investment Objective and Principal Investment Strategies
iShares® 0-5 Year TIPS Bond ETF

The fund seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years.

The fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Underlying Index”), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than five years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. The Underlying Index includes all TIPS that have less than five years remaining to maturity, are rated investment-grade (as determined by Bloomberg Index Services Limited) and have $300 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and have a notional coupon that is fixed-rate or zero. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

iShares® Fallen Angels USD Bond ETF

The fund seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds that were previously rated investment grade.

The fund seeks to track the investment results of the Bloomberg Barclays US High Yield Fallen Angel 3% Capped Index (the “Underlying Index”), which is designed to reflect the performance of U.S. dollar denominated, high yield (as determined by Bloomberg

Fund Name	Investment Objective and Principal Investment Strategies
Index Services Limited (“Bloomberg”)) corporate bonds that were previously rated investment grade. Bonds are market value weighted with a 3% cap on each issuer. The bonds eligible for inclusion in the Underlying Index are U.S. dollar-denominated corporate bonds that: (i) are issued by companies domiciled in countries classified as developed markets by Bloomberg (based primarily on World Bank income classifications); (ii) have an average rating of below-investment grade (as determined by Bloomberg); (iii) previously had an average rating of investment grade; (iv) have at least $150 million of outstanding face value; (v) have a fixed-rate coupon; and (vi) have at least one year to maturity. In determining whether a bond has an average rating of investment grade or below-investment grade, ratings from Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings and Fitch Ratings, Inc. (“Fitch”) are considered. Securities in the Underlying Index must be rated below-investment grade (lower than “BBB-” by S&P Global Ratings and Fitch, or “Baa3” by Moody’s) using the middle rating of Moody’s, S&P Global Ratings, or Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower “more conservative” rating is used. When a rating from only one agency is available, that rating is used to determine eligibility in the Underlying Index. If an issue is unrated, Bloomberg may consider expected ratings and/or issuer-level ratings adopted by a ratings agency. There is no limit to the number of issues in the Underlying Index, but as of October 31, 2019, the Underlying Index included approximately 235 constituents. As of October 31, 2019, a significant portion of the Underlying Index is represented by securities of companies in the energy and financials industries or sectors. The components of the Underlying Index are likely to change over time.
iShares® Global Comm Services ETF

The fund seeks to track the investment results of an index composed of global equities in the communication services sector.

The fund seeks to track the investment results of the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM (the “Underlying Index”), which is designed to measure the performance of global equities in the communication services sector (as determined by S&P Dow Jones Indices LLC (“SPDJI”)). The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by SPDJI) to a maximum of 25% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 50% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to maximum of 45%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index is a subset of the S&P Global 1200TM. The Underlying Index may include large-, mid- or

Fund Name	Investment Objective and Principal Investment Strategies
small-capitalization companies. As of March 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the communication services and telecommunications industries or sectors. The components of the Underlying Index are likely to change over time. As of March 31, 2020, the Underlying Index was comprised of securities of companies in the following countries: Australia, Belgium, Canada, China, Finland, France, Germany, Italy, Japan, Luxembourg, Mexico, the Netherlands, Norway, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the U.S.
iShares® Global Consumer Discretionary ETF

The fund seeks to track the investment results of an index composed of global equities in the consumer discretionary sector.

The fund seeks to track the investment results of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (the “Underlying Index”), which is designed to measure the performance of global equities in the consumer discretionary sector. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices LLC (“SPDJI”)) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index may include large-, mid- or small-capitalization companies. Component companies include consumer product manufacturing, service and retail companies. As of March 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2020, the Underlying Index was comprised of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chilé, China, Denmark, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, South Korea, Spain, Sweden, Switzerland, the United Kingdom and the U.S.

Fund Name	Investment Objective and Principal Investment Strategies
iShares® Global Consumer Staples ETF

The fund seeks to track the investment results of an index composed of global equities in the consumer staples sector.

The fund seeks to track the investment results of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM (the “Underlying Index”), which is designed to measure the performance of global equities in the consumer staples sector (as determined by S&P Dow Jones Indices LLC (“SPDJI”)). The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by SPDJI) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index constitute more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index is a subset of the S&P Global 1200TM. The Underlying Index may include large-, mid- or small-capitalization companies. As of March 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the consumer staples industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2020, the Underlying Index was comprised of securities of companies in the following countries: Australia, Belgium, Brazil, Canada, Chile, Denmark, France, Germany, Ireland, Japan, Mexico, the Netherlands, New Zealand, Norway, South Korea, Sweden, Switzerland, Taiwan, the United Kingdom and the U.S.

iShares® Global Energy ETF

The fund seeks to track the investment results of an index composed of global equities in the energy sector.

The fund seeks to track the investment results of the S&P Global 1200 Energy IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (“SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the energy sector of the economy and that SPDJI believes are important to global markets. It is a subset of the S&P Global 1200TM. The Underlying Index may include large-, mid- or small-capitalization companies. As of March 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the energy industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2020, the Underlying Index was comprised of securities of companies in the following

Fund Name	Investment Objective and Principal Investment Strategies
countries: Australia, Austria, Brazil, Canada, Chilé, China, Colombia, Finland, France, Italy, Japan, Norway, Portugal, Spain, the United Kingdom and the U.S.
iShares® Global Financials ETF

The fund seeks to track the investment results of an index composed of global equities in the financials sector.

The fund seeks to track the investment results of the S&P Global 1200 Financials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (“SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the financials sector of the economy and that SPDJI believes are important to global markets. It is a subset of the S&P Global 1200TM. The Underlying Index may include large-, mid- or small-capitalization companies. As of March 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2020, the Underlying Index was comprised of securities of companies in the following countries: Australia, Austria, Belgium, Brazil, Canada, Chilé, China, Colombia, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Peru, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the U.S.

iShares® Global Healthcare ETF

The fund seeks to track the investment results of an index composed of global equities in the healthcare sector.

The fund seeks to track the investment results of the S&P Global 1200 Health Care IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (“SPDJI”), a subsidiary of S&P Global, Inc., deems to be a part of the healthcare sector of the economy and that SPDJI believes are important to global markets. It is a subset of the S&P Global 1200TM. The Underlying Index may include large-, mid- or small-capitalization companies. As of March 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2020, the Underlying Index was comprised of securities of companies in the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Japan, the Netherlands, South Korea, Spain, Switzerland, the United Kingdom and the U.S.

iShares® Global Materials ETF

The fund seeks to track the investment results of an index composed of global equities in the materials sector.

The fund seeks to track the investment results of the S&P Global 1200 Materials IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (“SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the materials sector of the economy and that SPDJI believes are important to global markets. It is a subset of the S&P Global 1200TM.

Fund Name	Investment Objective and Principal Investment Strategies

The Underlying Index may include large-, mid- or small-capitalization companies. As of March 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2020, the Underlying Index was comprised of securities of companies in the following countries: Australia, Belgium, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Ireland, Japan, Luxembourg, Mexico, the Netherlands, Norway, Peru, South Korea, Sweden, Switzerland, Taiwan, the United Kingdom and the U.S.

iShares® Global Utilities ETF

The fund seeks to track the investment results of an index composed of global equities in the utilities sector.

The fund seeks to track the investment results of the S&P Global 1200 Utilities IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (“SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the utilities sector of the economy and that SPDJI believes are important to global markets. It is a subset of the S&P Global 1200TM. The Underlying Index may include large-, mid- or small-capitalization companies. As of March 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the utilities industry or sector. The components of the Underlying Index are likely to change over time. As of March 31, 2020, the Underlying Index was comprised of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chilé, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Mexico, Portugal, Spain, the United Kingdom and the U.S.

iShares® MSCI EAFE Value ETF

The fund seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.

The fund seeks to track the investment results of the MSCI EAFE Value Index (the “Underlying Index”), which is a subset of the MSCI EAFE Index. The MSCI EAFE Index has been developed by MSCI Inc. ( “MSCI”) to measure the equity market performance of developed markets outside of the U.S. and Canada. Constituents of the Underlying Index include securities from Europe, Australasia and the Far East. The Underlying Index targets approximately 50% coverage of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI as most representing the value style of investing. Securities classified in this style generally tend to have higher value characteristics (i.e., higher book value to price, 12-month forward earnings to price and dividend yield). MSCI uses a specialized framework to attribute both value and growth style characteristics to each security within the MSCI EAFE Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a value score and growth score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. It is possible for a single security to have

Fund Name	Investment Objective and Principal Investment Strategies
representation in both the value and growth style indexes; however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework. The Underlying Index includes large- and mid-capitalization companies and may change over time. As of July 31, 2020, the Underlying Index consisted of securities from the following countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of July 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.
iShares® Nasdaq Biotechnology ETF

The fund seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on The NASDAQ Stock Market (“NASDAQ”).

The fund seeks to track the investment results of the NASDAQ Biotechnology Index (the “Underlying Index”), which contains securities of companies listed on NASDAQ that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals and that also meet other eligibility criteria determined by Nasdaq, Inc., including minimum market capitalization and liquidity requirements. The Underlying Index will include large-, mid- and small-capitalization companies and may change over time. As of March 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the biotechnology and healthcare industries or sectors. The components of the Underlying Index are likely to change over time.

iShares® Core Total USD Bond Market ETF

The fund seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield.

The fund seeks to track the investment results of the Bloomberg Barclays U.S. Universal Index (the “Underlying Index”), which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield (as determined by Bloomberg Index Services Limited). The Underlying Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt), investment-grade and high yield U.S. corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities, asset-backed securities, Eurodollar bonds, bonds registered with the SEC or exempt from registration at the time of issuance or offered pursuant to Rule 144A with or without registration rights and U.S. dollar-denominated emerging market bonds. The securities in the Underlying Index must be denominated in U.S. dollars. The Underlying Index was comprised of 115 countries or regions as of October 31, 2019. As of October 31, 2019, a significant portion of the Underlying Index is represented by U.S. agency mortgage-backed securities and U.S. Treasury bonds. The components of the Underlying Index are likely to change over time.

Fund Name	Investment Objective and Principal Investment Strategies
iShares® Transportation Average ETF

The fund seeks to track the investment results of an index composed of U.S. equities in the transportation sector.

The fund seeks to track the investment results of the Dow Jones Transportation Average Index (the “Underlying Index”), which measures the performance of large, well-known companies within the transportation sector of the U.S. equity market. The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the industrials and transportation industries or sectors. The components of the Underlying Index are likely to change over time.

iShares® U.S. Financial Services ETF

The fund seeks to track the investment results of an index composed of U.S. equities in the financial services sector.

The fund seeks to track the investment results of the Dow Jones U.S. Financial Services Index (the “Underlying Index”), which measures the performance of the financial services sector of the U.S. equity market. The Underlying Index is a subset of the Dow Jones U.S. Index (“Parent Index”) and includes components of the following subsectors in the Parent Index: banks, asset managers, consumer finance, specialty finance, investments services and mortgage finance. The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financials and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

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Shareholders should retain this Supplement for future reference.

PRO-VAR6040-0121SUP